General information, details 2 (Details) - Sales Revenue Net [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Major Customer A [Member] | Containers' segment [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	31.00%	29.00%
Major Customer B [Member] | Containers' segment [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			18.00%
Major Customer C [Member] | Containers' segment [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	32.00%	24.00%
Major Customer D [Member] | Containers' segment [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	19.00%	35.00%
Major Customer E [Member] | Containers' segment [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%
Major Customer F [Member] | Tankers' segment [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%